COMMITMENTS AND CONTINGENCIES - Narrative (FY) (Details)				12 Months Ended
	Sep. 08, 2017 USD ($)	Nov. 02, 2016 Patent	Apr. 21, 2016 Patent	Dec. 31, 2017 USD ($) Claim
Pending Litigation
Loss Contingencies [Line Items]
Pending litigation cases				0
Siemens Industry, Inc. | Pending Litigation
Loss Contingencies [Line Items]
Patents allegedly infringed | Patent		6	7
Denver Transit Delivery of Train Management System | Threatened Litigation | Subsidiaries
Loss Contingencies [Line Items]
Damages alleged | $				$ 0
Denver Transit Installation of Constant Wireless Crossings | Threatened Litigation | Subsidiaries
Loss Contingencies [Line Items]
Damages alleged | $	$ 36,800,000
Denver Transit | Threatened Litigation | Subsidiaries
Loss Contingencies [Line Items]
Claims filed				0
Asbestos Related Cases | Settled Litigation
Loss Contingencies [Line Items]
Arbitration decisions				2